Investments Schedule of Available-for-Sale Securities (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
US Government Agencies Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	$ 47,109	$ 34,993	$ 44,835
Available-for-sale Securities, Gross Unrealized Gains	207	879	911
Available-for-sale Securities, Gross Unrealized Losses	878	9	0
Available-for-sale Securities, Fair Value Disclosure	46,438	35,863
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	40,070	35,922	35,572
Available-for-sale Securities, Gross Unrealized Gains	2	1,253	825
Available-for-sale Securities, Gross Unrealized Losses	326	16	24
Available-for-sale Securities, Fair Value Disclosure	39,746	37,159
Commercial Mortgage Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	22,138	20,387	17,493
Available-for-sale Securities, Gross Unrealized Gains	31	433	208
Available-for-sale Securities, Gross Unrealized Losses	380	7	0
Available-for-sale Securities, Fair Value Disclosure	21,789	20,813
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	10,220	4,121	3,573
Available-for-sale Securities, Gross Unrealized Gains	4	123	99
Available-for-sale Securities, Gross Unrealized Losses	39	0	1
Available-for-sale Securities, Fair Value Disclosure	10,185	4,244
Fixed Income Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	119,537	95,423	101,473
Available-for-sale Securities, Gross Unrealized Gains	244	2,688	2,043
Available-for-sale Securities, Gross Unrealized Losses	1,623	32	25
Available-for-sale Securities, Fair Value Disclosure	118,158	98,079	103,491
Equity Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	569	1,563	994
Available-for-sale Securities, Gross Unrealized Gains	0	8	147
Available-for-sale Securities, Gross Unrealized Losses	194	0	0
Available-for-sale Securities, Fair Value Disclosure	375	1,571	1,141
Available-for-sale Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Amortized Cost Basis	120,106	96,986	102,467
Available-for-sale Securities, Gross Unrealized Gains	244	2,696	2,190
Available-for-sale Securities, Gross Unrealized Losses	1,817	32	25
Available-for-sale Securities, Fair Value Disclosure	$ 118,533	$ 99,650	$ 104,632